Statements of Operations (Unaudited) (USD $)	3 Months Ended		12 Months Ended		35 Months Ended	38 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Sep. 30, 2012
REVENUES	$ 0	$ 0				$ 0
OPERATING EXPENSES
Consulting Fees - Related Party	0	0	0	0	0	38,600
Professional Fees	1,510	7,725		1,000	38,600	56,545
General and administrative	778	4,435	16,525	16,510	55,035	17,960
Refund of General and administrative	(4,000)	0	9,535	3,744	17,182	(4,000)
Total Operating Expenses	(1,712)	12,160	26,060	21,254	110,817	109,105
INCOME (LOSS) FROM OPERATIONS	1,712	(12,160)	(26,060)	(21,254)	(110,817)	(109,105)
INCOME (LOSS) BEFORE INCOME TAXES	1,712	(12,160)	(26,060)	(21,254)	(110,817)	(109,105)
Income tax expense	0	0				0
NET INCOME (LOSS)	$ 1,712	$ (12,160)	$ (26,060)	$ (21,254)	$ (110,817)	$ (109,105)
BASIC INCOME (LOSS) PER COMMON SHARE	$ 0.00	$ 0.00	$ 0.00	$ 0.00
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING	104,208,000	104,208,000	104,208,000	101,935,860